Intangible Asset, Net (Tables)	9 Months Ended
Sep. 30, 2017
Intangible Asset, Net [Abstract]
Schedule of cost and accumulated amortization for intangible asset
	Satellite System software	Accumulated amortization	Net Cost
January 1, 2015	$-	$-	$-
Addition	4,950,000	82,500	4,867,500
December 31, 2015	4,950,000	82,500	4,867,500
Addition	-	495,000	(495,000)
December 31, 2016	4,950,000	577,500	4,372,500
Addition	-	371,250	(371,250)
September 30, 2017 (Unaudited)	$4,950,000	$948,750	$4,001,250